Determination of fair value (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of valuation techniques used to value financial instruments

Product / Instrument	Valuation Methodology	Key Valuation Inputs	Fair Value Hierarchy
Swaps	Discounted cash flow models using observable market inputs; unobservable inputs when necessary.	• Interest rate curve	Level 2
• FX rate
• Credit spread
• Correlation between indexers
Options	Option pricing models (e.g., Black-Scholes) using observable inputs; simulation models for exotic options.	• Underlying price	Level 2
• Volatility
• Interest rate
• Bermudan switch value
Futures	Actively traded on exchanges; fair value determined by quoted market prices.	• Quoted prices	Level 1
• Daily settlement prices
Forward Contracts	Market quotation adjusted to present value using observable market rates.	• FX forward points	Level 2
• Interest rate curve
Debentures	Present value of expected future cash flows discounted using observable market rates.	• Credit spread	Level 2
• Yield curve
Investment Funds (quotas)	Net asset value (NAV) provided by fund administrators; adjustments for illiquid positions.	• NAV	Level 1 or 3
• Liquidity discount
Private Shares	Transaction prices or income approach (discounted cash flows) using unobservable inputs.	• EBITDA multiple	Level 3
• Discount rate
• Growth assumptions
Securities Purchased under Resale Agreements	Discounted cash flow using observable market rates.	• Repo rate	Level 2
• Collateral value
Loans	Present value of expected future cash flows discounted using observable market rates.	• Credit spread	Level 2
• Prepayment assumptions
Contingent Consideration	Income approach; discounted expected future payments under purchase agreements.	• Probability of earn-out	Level 3
• Discount rate
Other financial assets and liabilities	Fair value determined for disclosure purposes using the present value of principal and future cash flows, discounted with observable market rates at the reporting date.	• Discount rate	Level 2 or 3
• Yield curve
• Credit spread
• Prepayment assumptions

Summary of fair value measurement of assets and liabilities
Below are the Group financial assets and liabilities by level within the fair value hierarchy. The Group assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels:

	2025
	Level 1	Level 2	Level 3	Total Fair Value	Book Value

Financial assets
Fair value through profit or loss
Securities
Brazilian sovereign bonds	56,313,856	—	—	56,313,856	56,313,856
Foreign sovereign bonds	1,818,020	—	—	1,818,020	1,818,020
Real estate–backed instruments	—	4,276,576	—	4,276,576	4,276,576

	2025
	Level 1	Level 2	Level 3	Total Fair Value	Book Value
Agribusiness–backed instruments	—	4,830,980	—	4,830,980	4,830,980
Corporate debt – local	—	17,178,981	—	17,178,981	17,178,981
Corporate debt – foreign	7,987,265	—	—	7,987,265	7,987,265
Bank funding instruments (CDB)	—	463,133	—	463,133	463,133
Bank funding instruments (Others)	—	1,515,827	—	1,515,827	1,515,827
Structured notes	—	50,076	—	50,076	50,076
Investment funds	96,076,760	—	277,131	96,353,891	96,353,891
Equity securities	7,168,746	—	444,304	7,613,050	7,613,050
Others	—	432,405	—	432,405	432,405
Derivative financial instruments
Swap contracts	—	20,361,017	—	20,361,017	20,361,017
Forward contracts	—	1,071,790	—	1,071,790	1,071,790
Futures contracts	5,966,802	—	—	5,966,802	5,966,802
Option contracts	—	13,520,972	—	13,520,972	13,520,972
Investments in associates measured at fair value	—	—	1,521,675	1,521,675	1,521,675
Total Financial Assets at FVTPL	175,331,449	63,701,757	2,243,110	241,276,316	241,276,316

Fair value through other comprehensive income
Securities
Brazilian sovereign bonds (onshore)	39,043,715	—	—	39,043,715	39,043,715
Foreign sovereign bonds	3,179,634	—	—	3,179,634	3,179,634
Total Financial Assets at FVOCI	42,223,349	—	—	42,223,349	42,223,349

Evaluated at amortized cost
Securities
Brazilian sovereign bonds (onshore)	2,221,528	—	—	2,221,528	2,221,521
Foreign sovereign bonds	282,696	—	—	282,696	282,693
Agribusiness–backed instruments	—	486,205	—	486,205	474,121
Corporate debt – local	—	5,594,901	—	5,594,901	4,428,597
Securities purchased under resale agreements	—	17,117,478	—	17,117,478	17,063,099
Securities trading and intermediation	—	6,299,483	—	6,299,483	6,299,483
Accounts receivable	—	1,366,424	—	1,366,424	1,366,424
Loan operations	—	34,549,310	—	34,549,310	34,142,085
Other financial assets	—	16,912,992	—	16,912,992	16,912,992
Total Financial Assets at Amortized Cost	2,504,224	82,326,793	—	84,831,017	83,191,015

Financial liabilities
Fair value through profit or loss
Securities
Securities loaned	20,388,644	—	—	20,388,644	20,388,644
Corporate debt – local	—	654,815	—	654,815	654,815
Derivative financial instruments				—
Swap contracts	—	14,937,416	—	14,937,416	14,937,416
Forward contracts	—	1,681,224	—	1,681,224	1,681,224
Futures contracts	3,664,058	—	—	3,664,058	3,664,058
Option contracts	—	17,264,242	—	17,264,242	17,264,242
Total Financial Liabilities at FVTPL	24,052,702	34,537,697	—	58,590,399	58,590,399

Evaluated at amortized cost
Securities sold under repurchase agreements	—	57,469,033	—	57,469,033	58,713,869

	2025
	Level 1	Level 2	Level 3	Total Fair Value	Book Value
Securities trading and intermediation	—	22,420,806	—	22,420,806	22,420,806
Financing instruments payable	—	123,212,421	—	123,212,421	123,403,515
Borrowings	—	239,368	—	239,368	237,894
Accounts payables	—	810,157	—	810,157	810,157
Other financial liabilities	—	12,213,571	107,159	12,320,730	12,320,730
Total Financial Liabilities at Amortized Cost	—	216,365,356	107,159	216,472,515	217,906,971

	2024
	Level 1	Level 2	Level 3	Total Fair Value	Book Value

Financial assets
Fair value through profit or loss
Securities
Brazilian sovereign bonds (onshore)	46,736,162	—	—	46,736,162	46,736,162
Real estate–backed instruments	—	4,753,274	—	4,753,274	4,753,274
Agribusiness–backed instruments	—	1,394,074	—	1,394,074	1,394,074
Corporate debt – local	—	13,012,139	—	13,012,139	13,012,139
Corporate debt – foreign	8,219,727	—	—	8,219,727	8,219,727
Bank funding instruments (CDB)	—	661,664	—	661,664	661,664
Bank funding instruments (Others)	—	583,840	—	583,840	583,840
Structured notes	—	20,546	—	20,546	20,546
Investment funds	65,840,498	—	—	65,840,498	65,840,498
Equity securities	2,123,810	—	371,760	2,495,570	2,495,570
Others	447,872	5,820,048	—	6,267,920	6,267,920
Derivative financial instruments
Swap contracts	—	21,743,021	—	21,743,021	21,743,021
Forward contracts	—	2,692,354	—	2,692,354	2,692,354
Futures contracts	3,003,675		—	3,003,675	3,003,675
Option contracts	—	18,760,746	—	18,760,746	18,760,746
Investments in associates measured at fair value	—	—	1,546,278	1,546,278	1,546,278
Total Financial Assets at FVTPL	126,371,744	69,441,706	1,918,038	197,731,488	197,731,488

Fair value through other comprehensive income
Securities
Brazilian sovereign bonds (onshore)	46,981,007	—	—	46,981,007	46,981,007
Foreign sovereign bonds	3,898,974	—	—	3,898,974	3,898,974
Total Financial Assets at FVOCI	50,879,981	—	—	50,879,981	50,879,981

Evaluated at amortized cost
Securities	—	2,874,382	—	2,874,382	2,836,146
Agribusiness–backed instruments	—	212,103	—	212,103	211,555
Corporate debt – foreign	—	—	—	—
Securities purchased under resale agreements	—	22,010,879	—	22,010,879	22,057,137
Securities trading and intermediation	—	6,499,097	—	6,499,097	6,499,097
Accounts receivable	—	778,943	—	778,943	778,943
Loan operations	—	29,145,291	—	29,145,291	29,228,463
Other financial assets	—	13,232,997	—	13,232,997	13,232,997
Total Financial Assets at Amortized Cost	—	74,541,589	—	74,541,589	74,632,783

Financial liabilities
Fair value through profit or loss
Securities
Securities loaned	14,830,405	—	—	14,830,405	14,830,405
Corporate debt – local	—	422,971	—	422,971	422,971
Derivative financial instruments
Swap contracts	—	14,000,255	—	14,000,255	14,000,255
Forward contracts	—	2,083,292	—	2,083,292	2,083,292

Futures contracts	1,929,536	—	—	1,929,536	1,929,536
Option contracts	—	22,034,604	—	22,034,604	22,034,604
Total Financial Liabilities at FVTPL	16,759,941	38,541,122	—	55,301,063	55,301,063

Evaluated at amortized cost
Securities sold under repurchase agreements	—	71,693,244	—	71,693,244	71,779,721
Securities trading and intermediation	—	18,474,978	—	18,474,978	18,474,978
Financing instruments payable	—	94,662,035	—	94,662,035	95,248,482
Borrowings	—	1,666,432	—	1,666,432	1,666,432
Accounts payables	—	763,465	—	763,465	763,465
Other financial liabilities	—	14,614,086	116,777	14,730,863	14,730,863
Total Financial Liabilities at Amortized Cost	—	201,874,240	116,777	201,991,017	202,663,941

Summary of reconciliation of Level 3 assets and liabilities [Table Text Block]
Reconciliation of Level 3 assets and liabilities:

	Investment funds	Securities	Investments in associates	Other financial liabilities
January 1, 2024	—	—	1,450,704	571,723
Realized and unrealized gains (losses)	—	108,837	(91,212)	(12,424)
Acquisitions	—	197,302	—	106,053
Payments	—	—	—	(498,576)
Disposals	—	—	(33,126)	—
Net transfers between levels	—	65,613	207,390	—
Others	—	8	12,522	(49,999)
December 31, 2024	—	371,760	1,546,278	116,777

January 1, 2025	—	371,760	1,546,278	116,777
Realized and unrealized gains (losses)	—	72,544	(75,564)	—
Acquisitions	—	—	51,739	112,338
Payments	—	—	—	(119,182)
Disposals	—	—	(1,111)	—
Net transfers between levels	277,131	—	—	—
Others	—	—	333	(2,774)
December 31, 2025	277,131	444,304	1,521,675	107,159